Related Parties - Schedule of Combined Remuneration Package, Including Employer Taxes (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Combined Remuneration Package, Including Employer Taxes [Abstract]
Number of management members and Executive Directors (in Shares)		5	4	4
Short-term employee benefits		$ 2,348	$ 2,206	$ 1,967
Post-employment benefits		53	49	48
Other employment costs		228	224	216
Total benefits		2,629	2,479	2,231
IFRS share-based compensation expense	[1]	$ 658	$ 339	$ 909
Number of warrants offered (in Shares)		2,000,000	1,125,000	220,000
Cumulative outstanding warrants (in Shares)		3,724,925	2,120,287	1,007,287
Exercisable warrants (in Shares)		1,104,078	766,283	644,283

[1]	Represents the fair value of the shares that vested during the year. The fair value of the awards granted to the executive management team was $2,300,000 in 2025, $1,955,000 in 2024, and $304,000 in 2023.